Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest income:
Interest and fees on loans	$ 7,348	$ 6,152	$ 27,236	$ 22,755	$ 20,619
Interest on investment securities	212	216	839	613	655
Interest on deposits in other banks	54	36	182	132	108
Interest on other		1	2	2	8
Total interest income	7,614	6,405	28,259	23,502	21,390
Interest expense:
Interest on deposit accounts	631	587	2,421	2,207	1,911
Interest on borrowings	126	132	498	254	386
Total interest expense	757	719	2,919	2,461	2,297
Net interest income (expense)	6,857	5,686	25,340	21,041	19,093
Provision for loan losses	110	252	1,423	1,883	2,953
Net interest income after provision for loan losses	6,747	5,434	23,917	19,158	16,140
Noninterest income:
Service charges on deposit accounts	185	206	833	726	700
Gain on sales of investment securities	7	34	34
Gain on sales of loans held for sale	302	77	641	632	248
(Loss) gain on sales of other real estate owned, net	(2)	13	10	20	61
Bank-owned life insurance	178	108	427	385	180
Other	96	132	551	628	458
Total noninterest income	766	570	2,496	2,391	1,647
Noninterest expense:
Salaries and employee benefits	2,657	2,642	10,037	9,084	9,205
Occupancy of bank premises	526	446	1,863	1,694	1,546
Depreciation and amortization	325	333	1,339	1,266	1,059
Data processing	220	216	881	729	880
FDIC assessment fees	100	108	421	378	234
Legal fees	201	34	125	80	380
Other professional fees	237	132	1,044	574	668
Advertising and promotions	73	55	186	142	167
Utilities and telephone	73	69	286	295	399
Other real estate owned expenses and writedowns	13	26	210	399	175
Other	657	473	2,111	1,723	1,459
Total noninterest expense	5,082	4,534	18,503	16,364	16,172
Net income from operations	2,431	1,470	7,910	5,185	1,615
Income tax expense (benefit)	607	512	2,705	1,777	136
Net income	1,824	958	5,205	3,408	1,479
Preferred stock dividends	20	20	80	60	100
Net income available to common stockholders	$ 1,804	$ 938	$ 5,125	$ 3,348	$ 1,379
Basic earnings per share (in dollars per share)	$ 0.19	$ 0.15	$ 0.73	$ 0.58	$ 0.24
Diluted earnings per share (in dollars per share)	$ 0.19	$ 0.15	$ 0.72	$ 0.57	$ 0.24